UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry Feirstein
Title:
Phone:  (646) 521-8300

Signature, Place and Date of Signing:


/s/ Barry Feirstein             New York, New York            May 12, 2003
-----------------------     --------------------------   ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $ 77,772
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                              FORM 13F                                            (SEC USE ONLY)
Page 1 of 1                                               Barry Feirstein
------------------------------------------------------------------------------------------------------------------------------------
31-Mar-03                                                                          Item 6:                           Item 8:
                                                                            Investment Discretion                Voting Authority
                                                                                                                    (shares)
                                                                           -----------------------           -----------------------
                                                                                 (b)
Item 1:                        Item 2:    Item 3:   Item 4:     Item 5:          Shared             Item 7:
Name of Issuer                 Title of    CUSIP    Fair Mkt    Shares or   (a)  As De-    (c)      Managers             (b)    (c)
                               Class       Number   Value       Principal  Sole  fined in  Shared-  See      (a) Sole   Shared  None
                                                                Amt              Instr. V  Other    Inst. V
------------------------------------------------------------------------------------------------------------------------------------
AT RD INC COM                  Common    04648K105   8,450,000  1,250,000   X                                1,250,000
BENNETT ENVIRONMENTAL          Common    081906109      77,800     10,000   X                                   10,000
CAMECO CORP COM                Common    13321L108  11,004,000    400,000   X                                  400,000
CIPHERGEN BIOSYSTEMS COM       Common    17252Y104     564,000    100,000   X                                  100,000
CLEAN HARBORS INC COM          Common    184496107     120,100     10,000   X                                   10,000
CREE RESH INC                  Common    225447101     185,200     10,000   X                                   10,000
ECOLLEGE COM                   Common    27887E100   3,020,129    717,200   X                                  717,200
FUEL-TECH N V COM              Common    359523107     993,000    300,000   X                                  300,000
IDINE REWARDS NETWORK COM      Common    45168A100     745,000    100,000   X                                  100,000
INTUITIVE SURGICAL INC COM     Common    46120E107     646,000    100,000   X                                  100,000
MARVEL ENTERPRISES             Common    57383M108   1,382,000    100,000   X                                  100,000
MILLICOM INTL CELLULAR SA      Common    L6388F110   5,166,665    833,333   X                                  833,333
NETEASE COM INC SPONSORED ADR  Common    64110W102   4,485,000    300,000   X                                  300,000
NETFLIX COM INC                Common    64110L106   3,612,125    177,500   X                                  177,500
SEPRACOR INC COM               Common    817315104  13,540,000  1,000,000   X                                1,000,000
SINA CORP ORD                  Common    G81477104   4,005,000    500,000   X                                  500,000
SOHU COM INC                   Common    83408W103   3,276,000    300,000   X                                  300,000
TESCO CORP                     Common    88157K101  15,465,000  1,500,000   X                                1,500,000
WEBEX INC COM                  Common    94767L109   1,035,000    100,000   X                                  100,000
------------------------------------------------------------------------------------------------------------------------------------
                                                    77,772,019
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,808,033
------------------------------------------------------------------------------------------------------------------------------------

00618.0001 #403352